Condensed Interim Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024		Sep. 30, 2023
Statement of Financial Position [Abstract]
Trade and other receivables, net of allowance
Common stock, par value	$ 0	$ 0		$ 0
Common stock, shares authorized	Unlimited	Unlimited		Unlimited
Common stock, shares issued	551,503	551,503	[1]	551,503	[1]
Common stock, shares outstanding	551,503	551,503	[1]	551,503	[1]

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.